Trade Payables	6 Months Ended
Jun. 30, 2022
Trade Payables [Abstract]
Trade payables

19. Trade payables

	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Trade payables	30,514	51,607

Terms and conditions of the above financial liabilities are as follows:

●	Trade payables are non-interest-bearing and are normally settled on terms ranging from 1 to 30 days; and

●	For explanations on the Group’s liquidity risk management processes, refer to Note 16.4.